EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Equity Incentive Plan
SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS

The fair value of the stock options recognized in each year below was estimated using the Black-Scholes option pricing model. Assumptions used in the pricing model are as provided below.

	2023	2022
Risk-free interest rate	-	1.55%
Exercise price	-	$0.0518
Expected life	-	5 years
Expected volatility	-	307.11%
Expected dividends	-	-

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s equity incentive plan options and changes during the year ended December 31, 2022, is as follows:

	Number of Options	Weighted average exercise price
Balance January 1, 2022	-	$-
Granted	7,456,500	0.0518
Exercised	-	-
Cancelled	-	-
Balance December 31, 2022	7,456,500	0.0518
No activity	-
Balance December 31, 2023	7,456,500	$0.0518